CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share capital	Share premium	Shares to be issued	Capital contribution reserve	Share based payment reserve	Exchange reserve	Accumulated losses	Total
Balance at beginning of year at Jun. 30, 2023	$ 1,043	$ 6,195		$ 5,897	$ 51	$ 207	$ (4,354)	$ 9,039
Loss for the year							(1,376)	(1,376)
Currency translation						(13)		(13)
Total comprehensive loss for the year						(13)	(1,376)	(1,389)
Issue of ordinary shares	303	3,542	$ 174					4,019
Share issue costs		(71)						(71)
Share-based payments		14			111			125
Total transactions with owners	303	3,485	174		111			4,073
Balance at end of year at Jun. 30, 2024	1,346	9,680	174	5,897	162	194	(5,730)	11,723
Loss for the year							(2,711)	(2,711)
Currency translation						908		908
Total comprehensive loss for the year						908	(2,711)	(1,803)
Issue of ordinary shares	393	8,006	(174)					8,225
Share issue costs		(129)						(129)
Share-based payments					162			162
Total transactions with owners	393	7,877	$ (174)		162			8,258
Balance at end of year at Jun. 30, 2025	1,739	17,557		5,897	324	1,102	(8,441)	18,178
Loss for the year							(10,043)	(10,043)
Currency translation						(597)		(597)
Total comprehensive loss for the year						(597)	(10,043)	(10,640)
Issue of ordinary shares	743	89,643						90,386
Share issue costs		(6,388)						(6,388)
Share-based payments					2,097			2,097
Total transactions with owners	743	83,255			2,097			86,095
Balance at end of year at Jun. 30, 2026	$ 2,482	$ 100,812		$ 5,897	$ 2,421	$ 505	$ (18,484)	$ 93,633